Convertible Preferred Stock - Summary of Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2020
Temporary Equity [Line Items]
Preferred Stock Authorized	14,647,823
Preferred Stock Issued and Outstanding	13,001,114
Carrying Value	$ 64,716
Liquidation Preference	$ 65,004
Common Stock Issuable Upon Conversion	13,001,114
Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Par Value			$ 5.7625
Preferred Stock Authorized	14,647,823	14,647,823
Preferred Stock Issued and Outstanding	13,001,114	13,001,114
Carrying Value	$ 64,716	$ 64,716
Liquidation Preference	$ 65,004	$ 65,004
Common Stock Issuable Upon Conversion	13,001,114	13,001,114
Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001
Preferred Stock Authorized	2,163,527
Preferred Stock Issued and Outstanding	1,977,705
Carrying Value	$ 5,380
Liquidation Preference	$ 5,443
Common Stock Issuable Upon Conversion	1,977,705
Series Seed Preferred Stock [Member] | Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001	$ 0.0001
Preferred Stock Authorized	2,163,527	2,163,527
Preferred Stock Issued and Outstanding	1,977,705	1,977,705
Carrying Value	$ 5,380	$ 5,380
Liquidation Preference	$ 5,443	$ 5,443
Common Stock Issuable Upon Conversion	1,977,705	1,977,705
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001
Preferred Stock Authorized	4,785,883
Preferred Stock Issued and Outstanding	4,374,866
Carrying Value	$ 21,417
Liquidation Preference	$ 21,626
Common Stock Issuable Upon Conversion	4,374,866
Series A Preferred Stock [Member] | Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001	$ 0.0001
Preferred Stock Authorized	4,785,883	4,785,883
Preferred Stock Issued and Outstanding	4,374,866	4,374,866
Carrying Value	$ 21,417	$ 21,417
Liquidation Preference	$ 21,626	$ 21,626
Common Stock Issuable Upon Conversion	4,374,866	4,374,866
Series B-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001
Preferred Stock Authorized	6,264,714
Preferred Stock Issued and Outstanding	5,337,972
Carrying Value	$ 30,587
Liquidation Preference	$ 30,760
Common Stock Issuable Upon Conversion	5,337,972
Series B-1 Preferred Stock [Member] | Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001	$ 0.0001
Preferred Stock Authorized	6,264,714	6,264,714
Preferred Stock Issued and Outstanding	5,337,972	5,337,972
Carrying Value	$ 30,587	$ 30,587
Liquidation Preference	$ 30,760	$ 30,760
Common Stock Issuable Upon Conversion	5,337,972	5,337,972
Series B-2 Preferred Stock [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001
Preferred Stock Authorized	1,433,699
Preferred Stock Issued and Outstanding	1,310,571
Carrying Value	$ 7,332
Liquidation Preference	$ 7,175
Common Stock Issuable Upon Conversion	1,310,571
Series B-2 Preferred Stock [Member] | Zapata Computing, Inc. [Member]
Temporary Equity [Line Items]
Par Value	$ 0.0001	$ 0.0001
Preferred Stock Authorized	1,433,699	1,433,699
Preferred Stock Issued and Outstanding	1,310,571	1,310,571
Carrying Value	$ 7,332	$ 7,332
Liquidation Preference	$ 7,175	$ 7,175
Common Stock Issuable Upon Conversion	1,310,571	1,310,571